Vanguard Global Capital Cycles Fund

Schedule of Investments (unaudited)
As of April 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)
Aerospace & Defense (5.0%)
BWX Technologies Inc.	168,551	8,613
General Dynamics Corp.	156,924	28,045
Lockheed Martin Corp.	94,507	31,502
		68,160
Building Products (1.2%)
Cie de Saint-Gobain	405,437	16,623

Coal & Consumable Fuels (4.2%)
Cameco Corp.	2,298,845	25,379
China Shenhua Energy Co. Ltd.	7,829,500	17,330
*,1 NAC Kazatomprom JSC GDR	935,375	13,657
* NAC Kazatomprom GDR	133,996	1,958
		58,324
Construction & Engineering (1.4%)
Vinci SA	187,943	18,982

Construction Materials (2.2%)
LafargeHolcim Ltd. (Paris Shares)	380,459	19,613
LafargeHolcim Ltd. (Swiss Shares)	218,500	11,217
		30,830
Diversified Banks (7.6%)
Bank of America Corp.	881,524	26,957
Bank of China Ltd.	30,240,000	14,440
Citigroup Inc.	367,491	25,981
^ I NG Groep NV	2,924,803	37,321
		104,699
Diversified Capital Markets (1.6%)
UBS Group AG	1,645,858	22,070

Diversified Metals & Mining (11.4%)
BHP Group Ltd.	659,450	17,451
BHP Group plc ADR	1,066,602	50,269
Glencore plc	7,259,121	28,801
Rio Tinto Ltd.	271,003	18,266
Rio Tinto plc ADR	704,056	41,469
		156,256
Electric Utilities (2.8%)
Edison International	532,270	33,943
* PG&E Corp.	173,984	3,918
		37,861
Electrical Components & Equipment (4.1%)
* ABB Ltd. ADR	961,993	19,875
Legrand SA	240,351	17,678
Schneider Electric SE	220,000	18,616
		56,169

Electronic Equipment & Instruments (0.6%)
Keyence Corp.	12,700	7,935

Fertilizers & Agricultural Chemicals (2.8%)
Mosaic Co.	564,227	14,732
^ Nutrien Ltd.	428,359	23,209
		37,941
Financial Exchanges & Data (1.6%)
Hong Kong Exchanges & Clearing Ltd.	628,400	21,830

Gas Utilities (2.0%)
Rubis SCA	508,456	27,889

Gold (15.2%)
Agnico Eagle Mines Ltd.	1,678,092	69,490
* B2Gold Corp.	6,308,447	17,159
* B2Gold Corp. (Toronto Shares)	1,860,800	5,056
Barrick Gold Corp.	5,188,180	65,993
Newcrest Mining Ltd.	1,743,304	30,796
OceanaGold Corp.	7,166,272	20,113
		208,607
Heavy Electrical Equipment (1.4%)
Mitsubishi Electric Corp.	1,299,700	18,599

Household Products (3.2%)
Procter & Gamble Co.	408,267	43,472

Integrated Oil & Gas (1.7%)
^ TOTAL SA	418,486	23,264

Integrated Telecommunication Services (4.3%)
China Unicom Hong Kong Ltd.	38,464,000	45,671
Verizon Communications Inc.	239,701	13,709
		59,380
Life & Health Insurance (5.5%)
AIA Group Ltd.	1,543,400	15,803
Ping An Insurance Group Co. of China Ltd.	1,794,500	21,722
Sony Financial Holdings Inc.	1,876,700	38,587
		76,112
Multi-Utilities (3.2%)
E.ON SE	2,566,898	27,599
National Grid plc	1,472,131	16,128
		43,727
Oil & Gas Drilling (1.0%)
* Transocean Ltd.	1,828,264	14,370

Oil & Gas Exploration & Production (4.0%)
Concho Resources Inc.	133,641	15,420
Diamondback Energy Inc.	116,263	12,369
Viper Energy Partners LP	828,676	27,860
		55,649
Pharmaceuticals (3.8%)
Allergan plc	71,804	10,555
Bristol-Myers Squibb Co.	252,393	11,718
Ono Pharmaceutical Co. Ltd.	658,000	12,361

Global Capital Cycles Fund

* Teva Pharmaceutical Industries Ltd. ADR		1,137,893	17,319
			51,953
Real Estate Operating Companies (0.9%)
BR Properties SA		5,480,400	12,230

Retail REITs (3.1%)
Simon Property Group Inc.		243,370	42,273

Semiconductors (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		448,223	19,641

Specialty Chemicals (0.9%)
* Livent Corp.		1,192,791	12,858

Wireless Telecommunication Services (1.0%)
Millicom International Cellular SA		233,347	13,649

Total Common Stocks (Cost $1,376,443)			1,361,353

	Coupon
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
2,3 Vanguard Market Liquidity Fund
(Cost $52,290)	2.545%	522,852	52,291

Total Investments (102.9%) (Cost $1,428,733)			1,413,644
Other Assets and Liabilities-Net (-2.9%)3			(40,280)
Net Assets (100%)			1,373,364

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,317,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of this security represented 1.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $38,595,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds),

Global Capital Cycles Fund

between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	765,497	595,856	—
Temporary Cash Investments	52,291	—	—
Total	817,788	595,856	—